Ordinary Shares	12 Months Ended
Dec. 31, 2020
Common Stock Number Of Shares Par Value And Other Disclosures [Abstract]
Ordinary Shares

17.  Ordinary Shares

The Company has Class A ordinary shares and Class B ordinary shares which are all at par value of US$0.01 each. Holders of Class A ordinary shares and Class B ordinary shares have the same rights except that holders of Class A ordinary shares are entitled to one vote per share, while holders of Class B ordinary shares are entitled to 1.3 votes per share. The Parent, which is wholly owned by Phoenix TV, holds Class B ordinary shares, each of which is convertible into one Class A ordinary share at any time by the holder thereof. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.

As of December 31, 2019, there were 264,998,965 and 317,325,360 Class A and Class B ordinary shares issued and outstanding, respectively. As of December 31, 2020, there were 264,998,965 and 317,325,360 Class A and Class B ordinary shares issued and outstanding, respectively.